LEASE RENTAL RECEIVABLES - Net investment in financing leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
LEASE RENTAL RECEIVABLES
Total minimum lease payments receivable	$ 340,437	¥ 2,340,674	¥ 1,096,260
Minimum lease payments receivable	340,437	2,340,674	1,096,260
Net minimum lease payments receivable	340,437	2,340,674	1,096,260
Less: Unearned income	(43,022)	(295,794)	(153,314)
Net investment in financing leases	297,415	2,044,880	942,946
Current portion	89,221	613,439	193,703
Non-current portion	$ 208,194	1,431,441	749,243
Impaired receivables		¥ 0	¥ 0